Notes Payable (Schedule of Future minimum principal payments on the non-related party long term notes payable) (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
2020		$ 279,346
2021	$ 338,434	1,607
2022	44,051
2023	6,071
2024	6,640
2025	7,263
Thereafter	5,889
Long-term Debt	$ 408,349	$ 280,953	$ 4,886,528